Accounts payable trade and other accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other payables [abstract]
Schedule of Accounts payable trade and other accrued liabilities
	December 31,
	2 0 1 9	2 0 1 8

Trade accounts payable	$4,179,830	$4,390,413
Other accrued liabilities	1,547,214	2,057,557
	$5,727,044	$6,447,970